Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning	$ 7,923	$ 0
Additions based on tax positions related to the current year	0	0
Additions for tax positions of prior years	0	7,923
Reductions related to settlements with taxing authorities	0	0
Reductions as a result of a lapse of the applicable statute of limitations	(2,141)	0
Ending	$ 5,782	$ 7,923